Schedule II - Valuation and Qualifying Accounts (Tables)	12 Months Ended
Mar. 31, 2018
Notes Tables
Schedule of Valuation and Qualifying Accounts [Table Text Block]
	Balance at	Charged/	Charged to	Deductions		Balance
	beginning	(credited)	other	from		at end
	of period	to income	accounts	reserve		of period

Year-ended March 31, 2018:
Allowance for doubtful accounts	$50	$33	$—	$(27)	(a)	$56
Income tax valuation allowance	$1,891	$1,396	$601	$(23)		$3,865

Year-ended March 31, 2017:
Allowance for doubtful accounts	$111	$(61)	$—	$—	(a)	$50
Income tax valuation allowance	$1,861	$17	$118	$(105)		$1,891

Year-ended March 31, 2016:
Allowance for doubtful accounts	$145	$(47)	$—	$13	(a)	$111
Income tax valuation allowance	$1,787	$74	$—	$—		$1,861